Share-Based Compensation - Summary of Compensation Expense by Plan (Detail)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Units Granted	2,293,802	1,376,533
Units Outstanding	10,997,892	9,191,480	9,044,237